Agreements With UMD And DUKE	12 Months Ended
Dec. 31, 2021
Agreement Disclosure [Abstract]
Agreements With UMD And DUKE
7. AGREEMENTS WITH UMD AND DUKE
Exclusive License Agreement
The Company entered into an exclusive license agreement (“License Agreement”) in 2016 with UMD and Duke. The License Agreement grants to the Company an exclusive, perpetual license (“Initial Patents”) to certain patents, know-how
and other intellectual property utilized in
trapped-ion
quantum computing systems. The license granted to the Company is exclusive for all patents (and non-exclusive
for other types of intellectual property), subject to certain governmental rights and retained rights by UMD and Duke and other non-profit
institutions to use and practice the Licensed Patents (as defined below) and technology for internal research and other non-profit
purposes. In exchange for the Initial Patents, UMD and Duke received an aggregate of 142,886 common shares after giving effect to the recapitalization.
On February 1, 2021, the Company and UMD executed two amendments to the License Agreement granting exclusive rights to license additional intellectual property in exchange for a total of 257,198 common shares after giving effect to the recapitalization. Management evaluated the amendments and concluded that the arrangements qualify as equity-classified instruments and recorded an intangible asset and additional paid-in
capital based on the fair value of the shares at the date the amendments were executed of $1.6 million. The shares for each executed amendment were issued during the year ended December 31, 2021.
Exclusive Option Agreements
The Company also entered into an exclusive option agreement (“Option Agreement”) with each of UMD and Duke in 2016 whereby on the anniversary of the effective date of the License Agreement for a period of 5 years, the Company has the right to acquire additional intellectual property developed by UMD and Duke (the “Additional Patents” and together with the Initial Patents, the “Licensed Patents”) by exercising an annual option and issuing common shares each to Duke and UMD in consideration for the Additional Patents. The amount issued to UMD and Duke pursuant to the option over the
5-year
term
wa
s equal to an aggregate of 642,995 common shares to each university after giving effect to the recapitalization. The Company may elect not to exercise the option if there was not a minimum number of intellectual property developed in a given year and then the Option Agreement would extend another year.
In December 2020, the Company amended its option agreement with Duke, and under this amendment, the Company issued 1,214,317 common shares after giving effect to the recapitalization, to Duke in consideration for research and development services through July 15, 2026. Under the terms of the amended Option Agreement, the issuance of shares is a nonrefundable upfront payment in exchange for research and development services by Duke whereby the Company will obtain rights to any potential future intellectual property developed during the term. As such, the fair value of the shares of common stock issued to Duke of $2.9 million was recorded as a prepaid expense and is being amortized over the term of the arrangement as services are received. The Company recognized $0.5 million and $19 thousand of research and development expense related to the agreement with Duke during the years ended December 31, 2021 and 2020
,
respectively.
In February 2021, the Company and UMD amended the UMD Option Agreement pursuant to which the Company issued the remaining 128,599 shares of common stock after giving effect to the recapitalization to UMD as a nonrefundable upfront payment in exchange for research and development services by UMD and rights to any potential future intellectual property developed through July 2021. The fair value of the shares issued to UMD was $0.8 million. The Company recognized $0.8 million of research and development expense associated with the UMD Option Agreement amendment for the year
ended December 31, 2021. The UMD Option Agreement was not executed as of December 31, 2020 and therefore no research and development expense was recognized for the ye
a
r
ended December 31, 2020.
Additionally, under the terms of the License Agreement and Option Agreement, UMD and Duke were provided an exit guarantee if a sale or liquidation of the Company would occur that provides for the following:

•	acceleration of the issuance of common stock as if exercised through the License Agreement,

•
additional consideration equal to the consideration which a holder of one-half
of one percent (0.5%) of the common stock of the Company, on a fully-diluted basis, would have received in the sale to the extent it exceeds the amount UMD and Duke shall be entitled to as a result of ownership at the time of sale.

In December 2020, the Company and Duke amended the Duke Option Agreement to remove the exit guarantee. Additionally, the exit guarantee with UMD lapsed as a result of the Business Combination in September 2021.
The useful life of the Licensed Patents derived from the License Agreement and the Option Agreement is the remaining legal life at the time of acquisition. The value of the Licensed Patents is based on the fair value of the common stock given as consideration on the effective date of each agreement and exercise of option. The asset is amortized over the useful life of the Licensed Patents.